Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash disposed	$ 38	$ 1	$ 13
Cash acquired from acquisition	3	13	617
Dividends paid to non-controlling shareholders	$ 129	$ 119	$ 141